GOODWILL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 1,118,262	$ 1,024,790
Additional recognition, goodwill	112,201	23,758
Increase (decrease) through net exchange differences, goodwill	(1,863)	69,714
Goodwill at end of period	$ 1,228,600	$ 1,118,262
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Capitalization rate, EBITDA	6.80%
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Capitalization rate, EBITDA	8.30%